Significant Accounting Policies - Impairment Charges Reduced Carrying Amounts Respective Long-Lived Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Carrying value of long-lived assets	$ 7,933	$ 13,592	$ 14,865
Less: Impairment charges	(7,234)	(12,228)	(11,657)
Fair value of long-lived assets	$ 699	$ 1,364	$ 3,208